Provisions - Summary Of Information About Provisions (Parenthetical) (Detail) - Restoration [member] $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of detailed information about provisions [line items]
Provision used, other provisions	$ 887
Increase (decrease) through transfers and other changes, other provisions	647
Increase (decrease) in accounting estimate	$ 598